UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street, Steuart Tower, Suite 2625
           San Francisco, CA 94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  415-659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr.             San Francisco, CA                  5/7/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      894,552
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANHEUSER BUSCH INBEV           Sponsored ADR       03524A108   89,446   898,500          SOLE                  898,500      0    0
APPLE INC                      COM                 037833100  138,786   313,527          SOLE                  313,527      0    0
BAIDU ADR                      Sponsored ADR REP A 056752108   71,476   815,000          SOLE                  815,000      0    0
DINEEQUITY                     COM                 254423106   35,061   509,686          SOLE                  509,686      0    0
FACEBOOK INC                   COM CL A            30303M102    1,562    61,061          SOLE                   61,061      0    0
FOMENTO ECONOMICO MEXICANO SAB Sponsored ADR UNITS 344419106   64,859   571,447          SOLE                  571,447      0    0
GOOGLE INC                     COM                 38259P508  101,844   128,237          SOLE                  128,237      0    0
LIBERTY GLOBAL INC             COM                 530555101   92,455 1,259,951          SOLE                1,259,951      0    0
OPENTABLE INC                  COM                 68372A104   44,932   713,425          SOLE                  713,425      0    0
PRICELINE INC                  COM                 741503403   62,227    90,425          SOLE                   90,425      0    0
QUALCOMM INC                   COM                 747525103   53,850   804,448          SOLE                  804,448      0    0
SCHWAB CHARLES NEW             COM                 808513105   65,871 3,723,636          SOLE                3,723,636      0    0
SPDR S&P 500 ETF TRUST         TR UNITS            78462F103    4,308    27,500          SOLE                   27,500      0    0
VERMILLIOM INC                 COM                 92407M206      292   243,151          SOLE                  243,151      0    0
VISA INC                       COM CL A            92826C839   67,583   397,920          SOLE                  397,920      0    0


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